Related party transactions (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Related Parties and Relationships

A)	Entities Controlling the Company (Holding Companies)

•	Volcan Investments Limited (‘Volcan’)

•	Volcan Investments Cyprus Limited
Intermediate Holding Companies

•	Vedanta Resources Limited (formerly Vedanta Resources Plc)

•	Vedanta Resources Holdings Limited

•	Twin Star Holdings Limited

•	Finsider International Company Limited

•	Westglobe Limited

•	Welter Trading Limited

•	Richter Holdings Limited

•	Vedanta Resources Finance Limited

•	Vedanta Resources Cyprus Limited

•	Vedanta Holdings Mauritius II Limited (c)

B)	Fellow subsidiaries (with whom transactions have taken place)

•	Konkola Copper Mines (a)

•	Sterlite Technologies Limited

•	Sterlite Power Transmission Limited

•	Sterlite Iron and Steel Company Limited

•	Sterlite Power Grid Ventures Limited

•	Twin Star Technologies Limited

C)	Post Retirement Benefit Plan

•	Balco Employees Provident Fund Trust

•	Hindustan Zinc Ltd Employees Contributory Provident Fund Trust

•	Sesa Group Employees Provident Fund Trust

•	Sesa Mining Corporation Limited Employees Provident Fund Trust

•	Sesa Resources Limited Employees Provident Fund Trust

•	HZL Employee group Gratuity Trust

•	Sesa Group Employees Gratuity Fund and Sesa Group Executives Gratuity Fund

•	Sesa Resources Limited Employees Gratuity Fund

•	Sesa Mining Corporation Limited Employees Gratuity Fund

•	HZL Superannuation Trust

•	Sesa Group Executives Superannuation scheme Fund

•	Sesa Resources Limited and Sesa Mining Corporation Limited Employees Superannuation Fund

•	FACOR Superannuation Trust (d)

•	FACOR Employees Gratuity Scheme (d)

D)	Associates and Joint Ventures (with whom transactions have taken place)

•	RoshSkor Township (Pty) Ltd

•	Goa Maritime Private Limited

E)	Other Related Parties (with whom transactions have taken place)

I)	Enterprises over which key management personnel/their relatives have control or significant influence

•	Vedanta Medical Research Foundation

•	Vedanta Foundation

•	Cairn Foundation

•	Sesa Community Development Foundation

•	Janhit Electoral Trust

•	Fujairah Gold Ghana

•	Runaya Refinery LLP

•	Minova Runaya Private Limited

II)	Enterprises which are Associates/Joint Ventures of entities under common control

•	India Grid trust (b)

(a)
Konkola Copper Mines Plc (KCM) ceased to be a related party w.e.f. May 21, 2019. The Company had total receivable of -
₹
 4,374 million (net of provision of
₹
 2,070 million)) as at 31 March 2020 and
₹
 2,107 million ($ 29 million) (net of provision of
₹
 4,234 million ($ 58 million)) as at 31 March 2021.

(b)	Ceased to be related party during the year ended March 31, 2020.

(c)	On December 24, 2020, Vedanta Holdings Mauritius II Limited purchased shares of Vedanta Limited.

(d)	Acquired during the year.

Summary of Significant Transactions with Related Parties
A summary of significant related party transactions for the year ended March 31, 2019, March 31, 2020 and March 31, 2021 are noted below:

		For the Year ended March 31, 2019
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
	Income:
(i)	Sales	9,184	—	—	9,184
(ii)	Other Income
a)	Interest income /guarantee commission	394	—	—	394
b)	Outsourcing Service Income	30	—	—	30
c)	Dividend Income	162	—	—	162
	Expenditure and other transactions:
(i)	Purchases of goods/services	4,036	—	9	4,045
(ii)	Long Term Incentive Plan expense	148	—	—	148
(iii)	Management and brand fees expenses	3,389	—	—	3,389
(iv)	Reimbursement of other expenses (net of recovery)	(21)	—	—	(21)
(v)	Corporate Social Responsibility Expenditure / donation	—	—	1,329	1,329
(vi)	Contribution to Post retirement employee benefit trust	—	—	714	714
(vii)	Remuneration to relative of Key Managerial Personnel	—	—	151	151
(viii)	Commission/Sitting Fees
	-To Independent directors	—	—	42	42
	-To key management personnel	—	—	10	10
	-To relatives of key management personnel	—	—	3	3
(ix)	Dividend paid.
	-To Holding companies	35,126	—	—	35,126
	-To key management personnel	—	—	0	0
	-To relatives of key management personnel	—	—	4	4
	Transactions during the year:
(i)	Loans given / (repaid)	—	(15)	—	(15)
(ii)	Guarantee given / (taken)	(8,735)	—	687	(8,048)
(iii)	Guarantee relinquished	8,735	—	524	9,259
(iv)	Investment made/(redeemed)	(1,992)	—	—	(1,992)
(v)	Investments Purchased from	38,124	—	—	38,124

		For the Year ended March 31, 2020
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
	Income:
(i)	Sales	8,554	—	22	8,576
(ii)	Other Income
a)	Interest income /guarantee commission	423	—	—	423
b)	Outsourcing Service Income	30	—	—	30
c)	Dividend Income	17	—	39	56
	Expenditure and other transactions:
(i)	Purchases of goods/services	581	—	67	648
(ii)	Long Term Incentive Plan (Recovery)	(4)	—	(2)	(6)
(iii)	Management and brand fees expenses	5,257	—	—	5,257
(iv)	Reimbursement of other expenses (net of recovery)	479	—	1	480
(v)	Corporate Social Responsibility Expenditure / donation	—	—	1,110	1,110
(vi)	Contribution to Post retirement employee benefit trust	—	—	1,117	1,117
(vii)	Remuneration to relative of Key Managerial Personnel	—	—	169	169
(viii)	Commission/Sitting Fees
	-To Independent directors	—	—	42	42
	-To key management personnel	—	—	40	40
	-To relatives of key management personnel	—	—	3	3
(ix)	Dividend paid.
	-To Holding companies	7,267	—	—	7,267
	-To key management personnel	—	—	0	0
	-To relatives of key management personnel	—	—	1	1
	Transactions during the year:
(i)	Loans given / (repaid)	0	(3)	—	(3)
(ii)	Financial guarantee given	—	—	2	2
(iii)	Financial guarantee relinquished	—	—	255	255
(iv)	Investment made/(redeemed) (Refer Note 35 (f))	(44,847)	—	—	(44,847)

		For the Year ended March 31, 2021
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
	Income:
(i)	Sales	7,357	—	37	7,394	101
(ii)	Other Income
a)	Interest income /guarantee commission (Refer Note 35 (b))	6,697	—	—	6,697	92
b)	Outsourcing Service Income	36	—	—	36	0
c)	Dividend Income	17	—	—	17	0
	Expenditure and other transactions:
(i)	Purchases of goods/services	760	—	546	1,306	18
(ii)	Long Term Incentive Plan (Recovery)	—	—	—	—	—
(iii)	Management and brand fees expenses (Refer Note 35 (e))	9,855	—	—	9,855	135
(iv)	Reimbursement of other expenses (net of recovery)	904	—	(1)	903	12
(v)	Corporate Social Responsibility Expenditure / donation	—	—	629	629	9
(vi)	Contribution to Post retirement employee benefit trust	—	—	585	585	8
(vii)	Remuneration to relative of Key Managerial Personnel	—	—	127	127	2
(viii)	Commission/Sitting Fees
	-To Independent directors	—	—	35	35	0
	-To key management personnel	—	—	15	15	0
	-To relatives of key management personnel	—	—	3	3	0
(ix)	Dividend paid.
	-To Holding companies	17,703	—	—	17,703	242
	-To key management personnel	—	—	0	0	0
	-To relatives of key management personnel	—	—	2	2	0
(x)	Guarantee Commission Expense. (Refer Note 35 (a))	1,332	—	—	1,332	18
	Transactions during the year:
(i)	Loans given (Net of repayment of ₹ 11,170 million) ($ 153 million) (Refer Note 35 (b))	71,654	—	—	71,654	980
(ii)	Financial guarantee given (Refer Note 35 (b))	31,468	—	—	31,468	430
(iii)	Financial guarantee relinquished (Refer Note 35 (b))	31,458	—	115	31,573	432

Summary of Significant Receivables From and Payables To Related Parties

		As at March 31, 2020
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
	Balances as at year end:
(i)	Trade Receivables	30	—	—	30
(ii)	Loans	793	42	—	835
(iii)	Receivable from	1,325	10	23	1,358
(iv)	Trade Payables	1,143	—	67	1,210
(v)	Payable to	601	—	681	1,282
(vi)	Investments	1,013	—	—	1,013
(vii)	Guarantees outstanding given	—	—	255	255
(viii)	Banking Limits assigned/utilised/renewed to/for group companies (Refer Note 35 (d))	1,150	—	—	1,150
(ix)	Remuneration, Commission and consultancy fees payable to KMP and their relatives	—	—	63	63

		As at March 31, 2021
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
	Balances as at year end:
(i)	Trade Receivables	466	—	—	466	6
(ii)	Loans (Refer Note 35 (b))	70,663	49	—	70,712	970
(iii)	Receivable from (Including brand fee prepaid) (Refer Note 35 (a,e,f))	9,271	10	23	9,304	127
(iv)	Trade Payables	973	—	215	1,188	16
(v)	Payable to (Including brand fee payable) (Refer note 35(e))	2,078	—	866	2,943	40
(vi)	Guarantees outstanding given (Refer Note 35 (a))	10	—	47	57	1
(vii)	Banking Limits assigned/utilised/renewed to/for group companies (Refer Note 35 (d))	1,150	—	—	1,150	16
(viii)	Remuneration, Commission and consultancy fees payable to KMP and their relatives	—	—	61	61	1

Summary of Remuneration of Key Management Personnel
The remuneration of the key management personnel of the Group are set out below in aggregate for each of the categories specified in IAS 24 Related party disclosures.

	Year ended March 31,
	2019	2020		2021	2021
	( ₹ in million)	( ₹ in million)		( ₹ in million)	(US dollars in million)
Short term employee benefits	413	396	*	277	4
Post-employment benefits**	14	79		10	0
Share based payments	45	12		2	0

Total	472	487		289	4

*
This includes reimbursement to the parent company for remuneration paid to the then CEO and Whole Time Director of the Company aggregating to
₹
 115 million (USD 2 million) for the year ended March 31, 2020.

**	Does not include the provision made for gratuity and leave benefits, as they are determined on an actuarial basis for all the employees together.